LVIP American Century Balanced Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
•Fannie Mae Connecticut Avenue Securities Series 2017-C03 1M2C 8.39% (SOFR30A + 3.11%) 10/25/29	40,000	$41,112
*Fannie Mae REMICs Series 2023-39 AI 2.00% 7/25/52	3,243,082	400,850
•Freddie Mac STACR REMIC Trust Series 2023-HQA2 M1A 7.28% (SOFR30A + 2.00%) 6/25/43	101,997	102,510
Total Agency Collateralized Mortgage Obligations (Cost $550,148)		544,472
AGENCY MORTGAGE-BACKED SECURITIES–12.93%
•Fannie Mae ARM 3.17% (RFUCCT1Y + 1.61%) 3/1/47	17,055	16,604
Fannie Mae S.F. 15 yr
2.00% 5/1/36	272,046	251,085
2.00% 11/1/36	1,033,528	948,404
2.00% 1/1/37	383,507	351,931
2.50% 12/1/36	699,914	659,724
Fannie Mae S.F. 30 yr
2.00% 3/1/51	132,145	109,963
2.00% 3/1/52	1,009,155	845,291
2.50% 6/1/50	565,702	493,859
2.50% 10/1/50	769,030	667,703
2.50% 12/1/50	205,857	177,735
2.50% 2/1/51	905,079	790,098
2.50% 12/1/51	629,033	551,239
2.50% 2/1/52	212,785	185,427
2.50% 3/1/52	453,693	397,006
3.00% 2/1/50	103,690	94,746
3.00% 6/1/51	46,862	42,986
3.00% 2/1/52	1,315,446	1,188,637
3.00% 3/1/52	519,285	473,427
3.00% 4/1/52	188,310	170,152
3.00% 5/1/52	373,962	341,580
3.00% 6/1/52	164,502	150,277
3.50% 5/1/42	115,234	110,289
3.50% 6/1/42	28,820	27,572
3.50% 4/1/52	247,233	230,380
3.50% 5/1/52	2,221,320	2,084,494
3.50% 6/1/52	584,171	554,166
4.00% 4/1/52	905,643	875,320
4.00% 5/1/52	1,096,559	1,054,759
4.50% 9/1/41	10,749	10,861
4.50% 7/1/52	503,602	495,673
4.50% 9/1/52	300,232	300,338
5.00% 8/1/52	1,209,093	1,210,812
5.00% 9/1/52	350,275	354,640
5.00% 10/1/52	1,115,007	1,116,506
5.00% 1/1/53	920,716	921,808
5.50% 10/1/52	560,922	568,362
5.50% 1/1/53	983,368	997,895
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/54	1,294,842	$1,311,587
6.00% 9/1/53	1,507,283	1,545,446
6.00% 5/1/54	731,156	748,423
6.50% 1/1/53	969,547	1,003,605
Fannie Mae S.F. 30 yr TBA 4.00% 10/1/54	1,488,000	1,428,902
Freddie Mac S.F. 15 yr 2.00% 6/1/36	649,876	598,593
Freddie Mac S.F. 30 yr
2.00% 8/1/51	572,328	477,174
2.50% 5/1/51	664,409	579,570
2.50% 8/1/51	872,340	759,218
2.50% 10/1/51	284,129	249,651
3.00% 1/1/50	565,064	508,104
3.00% 7/1/51	319,634	289,579
3.00% 12/1/51	479,134	431,923
3.00% 2/1/52	307,267	278,146
3.00% 6/1/52	229,377	207,831
3.50% 2/1/49	841,936	794,481
3.50% 5/1/50	105,701	99,617
3.50% 5/1/51	455,969	430,267
3.50% 5/1/52	405,553	382,834
4.00% 5/1/52	944,032	911,426
4.00% 6/1/52	1,202,960	1,164,850
4.50% 8/1/52	140,118	139,767
4.50% 10/1/52	1,520,070	1,495,259
5.00% 7/1/52	229,032	231,717
5.50% 11/1/52	146,819	148,937
5.50% 12/1/52	176,941	180,230
6.00% 11/1/52	1,063,583	1,093,150
6.00% 1/1/53	624,247	639,262
6.00% 3/1/53	1,874,962	1,918,742
6.50% 11/1/53	641,745	663,456
GNMA I S.F. 30 yr
4.50% 1/15/40	9,453	9,553
4.50% 6/15/41	17,177	17,309
6.50% 5/15/28	507	515
7.00% 5/15/31	4,800	5,026
7.50% 8/15/26	612	616
GNMA II S.F. 30 yr
2.00% 10/20/50	1,556,049	1,320,771
2.50% 11/20/50	633,594	548,906
2.50% 2/20/51	598,247	528,276
3.00% 5/20/50	190,552	174,408
3.00% 7/20/50	504,769	460,238
3.00% 7/20/51	477,598	435,737
3.50% 6/20/51	470,047	443,901
4.00% 9/20/52	1,358,470	1,314,002
4.50% 9/20/52	1,292,560	1,277,932
4.50% 10/20/52	1,060,112	1,048,115
5.50% 4/20/53	741,319	749,375
7.00% 4/20/26	682	699
GNMA II S.F. 30 yr TBA
2.50% 10/20/54	1,032,000	909,410
LVIP American Century Balanced Fund–1

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
5.00% 10/20/54	584,000	$584,935
Total Agency Mortgage-Backed Securities (Cost $50,290,738)		50,363,220
AGENCY OBLIGATIONS–0.55%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	816,732
Federal National Mortgage Association
0.75% 10/8/27	600,000	551,749
0.88% 8/5/30	800,000	681,548
Tennessee Valley Authority 1.50% 9/15/31	100,000	85,786
Total Agency Obligations (Cost $2,170,525)		2,135,815
ΔCORPORATE BONDS–8.95%
Belgium–0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	300,000	301,208
		301,208
Brazil–0.04%
Suzano Austria GmbH
3.13% 1/15/32	90,000	78,212
3.75% 1/15/31	74,000	68,192
		146,404
Canada–0.15%
μBank of Nova Scotia 4.90% 6/4/25	225,000	221,931
Open Text Corp. 6.90% 12/1/27	336,000	354,402
		576,333
Denmark–0.11%
μDanske Bank AS
5.71% 3/1/30	200,000	208,448
7.00% 6/26/25	200,000	200,750
		409,198
France–0.29%
μBNP Paribas SA
5.34% 6/12/29	50,000	51,610
5.50% 5/20/30	215,000	222,796
μBPCE SA 7.00% 10/19/34	250,000	279,943
Engie SA 5.88% 4/10/54	205,000	214,040
μSociete Generale SA
5.38% 11/18/30	200,000	171,494
8.00% 9/29/25	200,000	202,017
		1,141,900
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany–0.10%
μCommerzbank AG 7.00% 4/9/25	200,000	$200,028
μDeutsche Bank AG 7.50% 4/30/25	200,000	199,069
		399,097
Ireland–0.16%
Aptiv PLC/Aptiv Global Financing DAC 5.15% 9/13/34	200,000	196,894
Avolon Holdings Funding Ltd.
5.75% 3/1/29	111,000	114,423
6.38% 5/4/28	100,000	104,535
Icon Investments Six DAC 6.00% 5/8/34	200,000	212,770
		628,622
Italy–0.11%
μIntesa Sanpaolo SpA
7.70% 9/17/25	200,000	199,756
8.25% 11/21/33	200,000	232,238
		431,994
Luxembourg–0.05%
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	204,000	211,000
		211,000
Mexico–0.06%
Petroleos Mexicanos 5.95% 1/28/31	265,000	229,355
		229,355
Netherlands–0.12%
JDE Peet's NV 2.25% 9/24/31	197,000	165,063
Shell International Finance BV 4.38% 5/11/45	70,000	63,598
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	240,440
		469,101
Singapore–0.05%
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	200,000	201,253
		201,253
Spain–0.05%
μBanco Bilbao Vizcaya Argentaria SA 6.50% 3/5/25	200,000	200,118
		200,118
Sweden–0.01%
Skandinaviska Enskilda Banken AB 1.20% 9/9/26	50,000	47,281
		47,281
LVIP American Century Balanced Fund–2

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland–0.05%
μUBS Group AG 6.88% (USSW5 + 4.59%) 8/7/25	200,000	$200,682
		200,682
United Kingdom–0.24%
μBarclays PLC 6.13% 12/15/25	225,000	224,242
μLloyds Banking Group PLC 7.50% 9/27/25	200,000	201,829
Nationwide Building Society 5.13% 7/29/29	290,000	298,662
μNatWest Group PLC 6.00% 12/29/25	200,000	199,896
		924,629
United States–7.28%
AbbVie, Inc.
2.95% 11/21/26	130,000	127,262
5.35% 3/15/44	111,000	117,090
5.40% 3/15/54	64,000	67,863
AGCO Corp. 5.80% 3/21/34	121,000	126,529
Air Lease Corp. 5.20% 7/15/31	82,000	83,823
Aircastle Ltd. 6.50% 7/18/28	200,000	209,784
Amgen, Inc. 5.65% 3/2/53	185,000	194,607
Arizona Public Service Co. 5.70% 8/15/34	123,000	129,855
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	210,653
AT&T, Inc. 3.50% 9/15/53	310,000	227,749
Athene Global Funding 5.53% 7/11/31	120,000	123,330
Athene Holding Ltd. 6.25% 4/1/54	102,000	108,737
AutoZone, Inc.
5.10% 7/15/29	73,000	75,198
6.55% 11/1/33	84,000	93,912
Baltimore Gas & Electric Co. 5.65% 6/1/54	175,000	188,298
μBank of America Corp.
5.29% 4/25/34	470,000	488,649
5.47% 1/23/35	250,000	262,901
Black Hills Corp. 6.00% 1/15/35	83,000	88,380
Blackstone Private Credit Fund
5.95% 7/16/29	35,000	35,637
7.30% 11/27/28	45,000	47,887
Blue Owl Capital Corp. 3.40% 7/15/26	106,000	102,620
Blue Owl Credit Income Corp. 6.60% 9/15/29	220,000	225,692
BP Capital Markets America, Inc. 3.06% 6/17/41	100,000	77,678
Bristol-Myers Squibb Co.
5.50% 2/22/44	63,000	66,754
5.55% 2/22/54	165,000	174,798
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Burlington Northern Santa Fe LLC
5.20% 4/15/54	66,000	$68,224
5.50% 3/15/55	195,000	210,328
Carnival Corp. 4.00% 8/1/28	115,000	111,069
Centene Corp.
2.45% 7/15/28	225,000	207,208
4.63% 12/15/29	85,000	83,179
μCharles Schwab Corp.
6.14% 8/24/34	70,000	76,522
6.20% 11/17/29	85,000	90,864
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38% 4/1/38	200,000	182,462
6.10% 6/1/29	70,000	72,454
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	158,956
μCitigroup, Inc.
4.41% 3/31/31	65,000	64,549
5.83% 2/13/35	170,000	177,539
6.27% 11/17/33	145,000	159,285
CNO Financial Group, Inc. 6.45% 6/15/34	117,000	123,683
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	150,000	160,050
Comcast Corp.
2.94% 11/1/56	295,000	192,798
3.15% 3/1/26	95,000	93,687
Commonwealth Edison Co.
2.55% 6/15/26	135,000	131,628
5.30% 2/1/53	56,000	57,434
Corebridge Financial, Inc.
5.75% 1/15/34	70,000	73,781
μ6.38% 9/15/54	180,000	181,852
Cousins Properties LP 5.88% 10/1/34	184,000	188,908
CRH America Finance, Inc. 5.40% 5/21/34	200,000	208,528
CVS Health Corp.
5.63% 2/21/53	50,000	49,341
5.70% 6/1/34	141,000	147,095
6.00% 6/1/44	170,000	175,708
Diamondback Energy, Inc.
5.40% 4/18/34	115,000	117,398
5.75% 4/18/54	60,000	60,460
6.25% 3/15/33	130,000	140,201
Discover Bank 3.45% 7/27/26	135,000	132,157
Dominion Energy, Inc. 4.90% 8/1/41	110,000	103,838
Dow Chemical Co. 4.38% 11/15/42	50,000	44,078
Dr. Horton, Inc. 5.00% 10/15/34	127,000	128,766
LVIP American Century Balanced Fund–3

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
DTE Energy Co. 5.85% 6/1/34	120,000	$128,804
Duke Energy Corp.
5.00% 8/15/52	80,000	75,749
5.80% 6/15/54	160,000	168,900
Duke Energy Florida LLC 1.75% 6/15/30	140,000	122,307
Duke Energy Progress LLC
4.15% 12/1/44	235,000	206,176
5.35% 3/15/53	50,000	51,734
Duke University 3.30% 10/1/46	110,000	86,787
Duke University Health System, Inc. 3.92% 6/1/47	30,000	25,766
Eli Lilly & Co. 5.00% 2/9/54	89,000	90,484
Encore Capital Group, Inc. 8.50% 5/15/30	220,000	231,864
Energy Transfer LP
6.13% 12/15/45	140,000	146,108
6.55% 12/1/33	240,000	264,963
EnLink Midstream LLC 5.65% 9/1/34	35,000	36,165
EPR Properties
3.75% 8/15/29	45,000	42,080
4.95% 4/15/28	215,000	213,086
EQT Corp. 3.63% 5/15/31	90,000	82,608
Essential Properties LP 2.95% 7/15/31	135,000	117,510
Fifth Third Bancorp 8.25% 3/1/38	245,000	308,548
Florida Power & Light Co. 4.13% 2/1/42	264,000	238,230
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	203,610
7.20% 6/10/30	200,000	215,471
Foundry JV Holdco LLC 5.90% 1/25/30	200,000	207,005
GE Capital Funding LLC 4.55% 5/15/32	200,000	200,214
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	123,216
5.95% 4/4/34	158,000	163,519
Glencore Funding LLC
5.63% 4/4/34	60,000	62,617
5.89% 4/4/54	35,000	36,812
6.50% 10/6/33	70,000	77,223
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	80,000	80,324
μGoldman Sachs Group, Inc.
5.85% 4/25/35	281,000	301,934
6.48% 10/24/29	295,000	317,667
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	125,512
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
GXO Logistics, Inc.
6.25% 5/6/29	180,000	$189,440
6.50% 5/6/34	90,000	95,747
HCA, Inc.
5.45% 4/1/31	79,000	82,310
5.90% 6/1/53	130,000	135,611
Hewlett Packard Enterprise Co.
4.55% 10/15/29	178,000	177,543
4.85% 10/15/31	118,000	117,756
5.60% 10/15/54	120,000	117,806
Home Depot, Inc. 5.30% 6/25/54	104,000	109,300
Honeywell International, Inc. 5.25% 3/1/54	120,000	125,156
Humana, Inc. 5.75% 4/15/54	85,000	87,004
Hyundai Capital America
6.20% 9/21/30	93,000	100,300
6.50% 1/16/29	50,000	53,638
Indianapolis Power & Light Co. 5.70% 4/1/54	61,000	64,965
Ingersoll Rand, Inc. 5.70% 8/14/33	80,000	85,713
Intel Corp. 2.45% 11/15/29	123,000	110,719
Intercontinental Exchange, Inc. 3.63% 9/1/28	232,000	227,096
Invitation Homes Operating Partnership LP 4.88% 2/1/35	84,000	82,921
IQVIA, Inc. 6.25% 2/1/29	179,000	190,263
Janus Henderson U.S. Holdings, Inc. 5.45% 9/10/34	95,000	94,560
μJPMorgan Chase & Co.
5.29% 7/22/35	128,000	133,496
5.30% 7/24/29	180,000	186,247
5.34% 1/23/35	86,000	89,891
5.77% 4/22/35	287,000	309,276
6.09% 10/23/29	329,000	350,724
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	75,292
Kraft Heinz Foods Co. 5.00% 6/4/42	120,000	117,173
Kroger Co. 4.90% 9/15/31	245,000	246,584
Kyndryl Holdings, Inc.
3.15% 10/15/31	125,000	109,846
4.10% 10/15/41	83,000	66,903
L3Harris Technologies, Inc. 5.50% 8/15/54	92,000	95,921
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29	305,000	297,885
Lowe's Cos., Inc. 5.63% 4/15/53	130,000	135,313
LVIP American Century Balanced Fund–4

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
LXP Industrial Trust 6.75% 11/15/28	70,000	$74,890
LYB International Finance III LLC 5.50% 3/1/34	120,000	124,812
Marathon Oil Corp. 5.70% 4/1/34	140,000	150,231
Marriott International, Inc. 5.30% 5/15/34	90,000	92,739
Mars, Inc. 3.88% 4/1/39	45,000	40,339
Mattel, Inc. 3.75% 4/1/29	75,000	71,667
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	182,369
Meta Platforms, Inc. 5.40% 8/15/54	115,000	120,480
MetLife, Inc. 6.40% 12/15/66	80,000	84,822
Microsoft Corp. 2.50% 9/15/50	120,000	81,308
MidAmerican Energy Co. 5.85% 9/15/54	316,000	351,932
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	264,000	267,283
μMorgan Stanley
5.16% 4/20/29	112,000	115,120
5.83% 4/19/35	63,000	67,671
6.63% 11/1/34	325,000	367,590
μMorgan Stanley Bank NA 4.97% 7/14/28	250,000	255,073
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	163,483
Nordson Corp. 4.50% 12/15/29	200,000	200,806
Northern Natural Gas Co. 5.63% 2/1/54	65,000	67,792
Northern States Power Co.
3.20% 4/1/52	90,000	65,596
5.10% 5/15/53	110,000	110,978
μNorthern Trust Corp. 3.38% 5/8/32	303,000	294,963
Northrop Grumman Corp.
4.90% 6/1/34	86,000	87,928
5.15% 5/1/40	78,000	79,215
Novant Health, Inc. 3.17% 11/1/51	85,000	61,335
Occidental Petroleum Corp.
5.38% 1/1/32	180,000	182,472
6.45% 9/15/36	60,000	64,798
6.63% 9/1/30	100,000	107,885
Oncor Electric Delivery Co. LLC 3.70% 5/15/50	260,000	206,193
OneMain Finance Corp.
7.13% 3/15/26	45,000	45,941
7.50% 5/15/31	73,000	75,144
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Oracle Corp.
3.60% 4/1/40	185,000	$153,917
5.38% 9/27/54	115,000	114,930
5.50% 9/27/64	95,000	94,635
Pacific Gas & Electric Co. 4.20% 6/1/41	55,000	46,448
PECO Energy Co. 4.38% 8/15/52	130,000	116,947
Pepperdine University 3.30% 12/1/59	105,000	73,933
Pricoa Global Funding I 4.65% 8/27/31	180,000	182,362
Prologis Targeted U.S. Logistics Fund LP 5.25% 1/15/35	83,000	84,884
Public Service Enterprise Group, Inc. 6.13% 10/15/33	193,000	210,222
Realty Income Corp. 5.38% 9/1/54	137,000	139,454
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	107,000	109,695
RTX Corp. 6.40% 3/15/54	100,000	118,071
Select Medical Corp. 6.25% 8/15/26	159,000	159,967
Sempra
3.25% 6/15/27	30,000	29,245
μ4.88% 10/15/25	170,000	168,175
Simon Property Group LP 4.75% 9/26/34	119,000	118,016
SM Energy Co. 6.75% 9/15/26	108,000	107,945
Sonoco Products Co.
4.60% 9/1/29	61,000	60,691
5.00% 9/1/34	118,000	116,354
South Bow USA Infrastructure Holdings LLC 5.58% 10/1/34	112,000	113,077
Sprint Capital Corp.
6.88% 11/15/28	115,000	125,559
8.75% 3/15/32	235,000	291,381
μState Street Corp. 5.75% 11/4/26	110,000	111,465
Store Capital LLC
2.70% 12/1/31	106,000	90,033
2.75% 11/18/30	44,000	38,483
Tapestry, Inc.
7.35% 11/27/28	114,000	119,800
7.85% 11/27/33	135,000	146,383
Target Corp. 4.50% 9/15/34	86,000	86,008
Tenet Healthcare Corp.
5.13% 11/1/27	112,000	111,577
6.25% 2/1/27	135,000	135,179
Time Warner Cable LLC 6.55% 5/1/37	225,000	222,706
Toyota Motor Credit Corp. 5.55% 11/20/30	170,000	181,639
LVIP American Century Balanced Fund–5

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μU.S. Bancorp 5.73% 10/21/26	110,000	$111,365
U.S. Cellular Corp. 6.70% 12/15/33	196,000	218,501
Union Electric Co.
5.25% 1/15/54	60,000	60,834
5.45% 3/15/53	90,000	93,945
Union Pacific Corp. 3.55% 8/15/39	190,000	165,922
United Parcel Service, Inc. 5.50% 5/22/54	80,000	85,328
United Rentals North America, Inc. 6.00% 12/15/29	65,000	67,097
UnitedHealth Group, Inc.
5.05% 4/15/53	215,000	213,425
5.50% 7/15/44	174,000	184,142
Universal Health Services, Inc. 5.05% 10/15/34	186,000	182,581
Utah Acquisition Sub, Inc. 3.95% 6/15/26	139,000	137,626
Verizon Communications, Inc.
2.99% 10/30/56	230,000	150,861
7.75% 12/1/30	198,000	234,851
VICI Properties LP
5.75% 4/1/34	125,000	130,913
6.13% 4/1/54	47,000	49,263
Vistra Operations Co. LLC 6.00% 4/15/34	61,000	65,188
Waste Connections, Inc. 3.20% 6/1/32	132,000	120,681
μWells Fargo & Co.
5.01% 4/4/51	130,000	127,463
5.39% 4/24/34	190,000	197,067
5.56% 7/25/34	150,000	157,376
6.30% 10/23/29	210,000	224,691
Westinghouse Air Brake Technologies Corp. 5.61% 3/11/34	79,000	83,505
		28,349,769
Total Corporate Bonds (Cost $34,079,088)		34,867,944
MUNICIPAL BONDS–0.30%
California State University Series B 2.98% 11/1/51	200,000	148,703
City of Houston 3.96% 3/1/47	25,000	22,162
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	27,695
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	73,836
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	$196,648
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	161,053
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,761
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	100,948
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	79,496
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	40,151
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	72,091
State of California
4.60% 4/1/38	120,000	117,853
7.60% 11/1/40	20,000	25,474
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	21,067
University of California Series BJ 3.07% 5/15/51	70,000	50,895
Total Municipal Bonds (Cost $1,376,487)		1,158,833
NON-AGENCY ASSET-BACKED SECURITIES–2.21%
•ACREC LLC Series 2023-FL2 A 7.33% (TSFR01M + 2.23%) 2/19/38	182,886	183,455
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	214,146	197,259
φBRAVO Residential Funding Trust Series 2024-CES1 A1A 6.38% 4/25/54	240,905	244,475
•Buttermilk Park CLO Ltd. Series 2018-1A A1R 6.38% (TSFR03M + 1.08%) 10/15/31	305,665	306,139
•Canyon Capital CLO Ltd. Series 2017-1A BR 7.16% (TSFR03M + 1.86%) 7/15/30	125,000	125,156
Capital Automotive REIT Series 2024-2A A1 4.90% 5/15/54	320,667	322,130
•Carlyle Global Market Strategies CLO Ltd. Series 2013-1A BRR 7.58% (TSFR03M + 2.46%) 8/14/30	225,000	225,216
LVIP American Century Balanced Fund–6

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Castlelake Aircraft Structured Trust Series 2017-1R A 2.74% 8/15/41	73,934	$68,947
•Cerberus Loan Funding XXXI LP Series 2021-1A A 7.06% (TSFR03M + 1.76%) 4/15/32	37,265	37,302
DI Issuer LLC Series 2021-1A A2 3.72% 9/15/51	598,265	547,522
•Dryden 40 Senior Loan Fund Series 2015-40A AR2 6.27% (TSFR03M + 1.15%) 8/15/31	326,030	326,030
•Eagle RE Ltd. Series 2021-1 M1C 7.98% (SOFR30A + 2.70%) 10/25/33	29,471	29,471
•Elmwood CLO IV Ltd. Series 2020-1A AR 6.78% (TSFR03M + 1.46%) 4/18/37	450,000	452,695
Enterprise Fleet Financing LLC Series 2024-1 A2 5.23% 3/20/30	275,000	277,625
•FS Rialto Issuer LLC Series 2022-FL6 A 7.54% (TSFR01M + 2.58%) 8/17/37	213,557	214,288
Goodgreen Trust
•Series 2018-1A A 3.93% 10/15/53	63,485	59,312
Series 2020-1A A 2.63% 4/15/55	158,013	136,708
Hotwire Funding LLC Series 2024-1A A2 5.89% 6/20/54	250,000	256,482
•KKR CLO 18 Ltd. Series 18 BR 7.14% (TSFR03M + 1.86%) 7/18/30	200,000	200,402
•KKR CLO 22 Ltd. Series 22A A 6.69% (TSFR03M + 1.41%) 7/20/31	135,118	135,280
•Madison Park Funding XXIV Ltd. Series 2016-24A AR2 6.40% (TSFR03M + 1.12%) 10/20/29	315,333	315,581
MAPS Trust Series 2021-1A A 2.52% 6/15/46	152,070	141,725
•Mountain View CLO LLC Series 2017-2A B 7.25% (TSFR03M + 1.96%) 1/16/31	175,000	175,106
•Octagon Investment Partners XV Ltd. Series 2013-1A BRR 7.04% (TSFR03M + 1.76%) 7/19/30	275,000	275,085
•Palmer Square Loan Funding Ltd. Series 2024-3A A1 6.24% (TSFR03M + 1.08%) 8/8/32	450,000	450,258
PK Alift Loan Funding 3 LP Series 2024-1 A1 5.84% 9/15/39	295,820	303,404
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust
•Series 2024-CES1 A1A 6.03% 2/25/44	312,479	$315,908
φSeries 2024-CES6 A1A 5.34% 9/25/44	123,742	124,404
SCF Equipment Leasing LLC
Series 2024-1A B 5.56% 4/20/32	125,000	129,719
Series 2024-1A C 5.82% 9/20/32	100,000	103,929
•Shackleton CLO Ltd. Series 2017-11A BR1 7.03% (TSFR03M + 1.91%) 8/15/30	350,000	350,604
Sierra Timeshare Receivables Funding LLC Series 2021-1A C 1.79% 11/20/37	32,991	31,885
Subway Funding LLC Series 2024-1A A2I 6.03% 7/30/54	487,000	502,453
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	225,000	227,345
•TCW CLO Ltd. Series 2018-1A BR 7.20% (TSFR03M + 1.91%) 4/25/31	275,000	275,000
•THL Credit Wind River CLO Ltd. Series 2013-2A BR2 7.11% (TSFR03M + 1.83%) 10/18/30	200,000	200,169
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	308,634	312,378
VSE VOI Mortgage LLC Series 2018-A B 3.72% 2/20/36	20,109	20,075
•Wind River CLO Ltd. Series 2013-1A A1RR 6.52% (TSFR03M + 1.24%) 7/20/30	8,714	8,715
Total Non-Agency Asset-Backed Securities (Cost $8,634,277)		8,609,637
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.09%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	461	452
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	518,000	541,954
•BRAVO Residential Funding Trust
φSeries 2024-NQM2 A1 6.29% 2/25/64	470,758	478,148
Series 2024-RPL1 A1 3.25% 10/25/63	415,061	384,543
•Chase Home Lending Mortgage Trust
Series 2024-2 A4A 6.00% 2/25/55	178,545	179,803
Series 2024-6 A4 6.00% 5/25/55	351,480	354,071
LVIP American Century Balanced Fund–7

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Chase Home Lending Mortgage Trust (continued)
Series 2024-8 A6A 5.50% 8/25/55	425,000	$424,557
CHL Mortgage Pass-Through Trust Series 2005-17 1A11 5.50% 9/25/35	206	203
•CSMC Trust
Series 2021-NQM2 A2 1.38% 2/25/66	75,638	68,781
Series 2021-NQM6 A1 1.17% 7/25/66	82,688	70,883
•GCAT Trust
Series 2021-CM2 A1 2.35% 8/25/66	271,673	250,552
Series 2021-NQM1 A3 1.15% 1/25/66	65,637	56,205
Series 2024-INV2 A6 6.00% 6/25/54	256,153	258,918
Series 2024-INV3 A6 5.50% 9/25/54	292,768	292,430
•Home RE Ltd. Series 2022-1 M1A 8.13% (SOFR30A + 2.85%) 10/25/34	25,098	25,143
•JP Morgan Mortgage Trust
Series 2020-3 A15 3.50% 8/25/50	53,311	48,223
Series 2024-5 A6 6.00% 11/25/54	489,467	491,926
•MFA Trust
Series 2021-INV2 A3 2.26% 11/25/56	200,576	179,757
φSeries 2024-NQM1 A1 6.58% 3/25/69	326,556	333,497
•OBX Trust
Series 2024-HYB1 A1 3.60% 3/25/53	89,411	88,079
Series 2024-HYB2 A1 3.62% 4/25/53	154,226	151,880
φSeries 2024-NQM7 A1 6.24% 3/25/64	164,427	166,968
•Rate Mortgage Trust Series 2024-J1 A7 6.00% 7/25/54	287,896	289,399
•RATE Mortgage Trust Series 2024-J3 A8 5.50% 10/25/54	175,000	174,898
•RCKT Mortgage Trust
Series 2024-CES2 A1A 6.14% 4/25/44	204,667	207,115
Series 2024-CES3 A1A 6.59% 5/25/44	422,410	429,762
φSeries 2024-CES4 A1A 6.15% 6/25/44	409,954	416,519
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 A1 6.31% 3/25/54	397,357	403,151
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust
Series 2024-6 A11 6.00% 7/27/54	483,600	$485,614
Series 2024-8 A5 5.50% 9/25/54	265,398	265,459
•SoFi Mortgage Trust Series 2016-1A 1A4 3.00% 11/25/46	5,385	4,906
•Towd Point Mortgage Trust Series 2024-1 A1 4.53% 3/25/64	484,388	488,520
•Verus Securitization Trust
Series 2021-R2 A2 1.12% 2/25/64	58,027	53,941
Series 2021-R2 A3 1.23% 2/25/64	69,632	64,738
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,094,369)		8,130,995
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.14%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	226,000	211,497
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL1 A 6.18% (TSFR01M + 1.08%) 12/15/35	73,794	73,371
ARZ Trust Series 2024-BILT A 5.77% 6/11/29	207,000	214,680
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	281,000	299,015
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	138,000	146,053
•BX Commercial Mortgage Trust Series 2020-VIV2 C 3.66% 3/9/44	179,280	163,214
BX Trust
•Series 2018-GW A 6.19% (TSFR01M + 1.10%) 5/15/35	201,000	200,812
Series 2023-LIFE A 5.05% 2/15/28	438,000	430,708
•BXMT Ltd. Series 2020-FL2 A 6.10% (TSFR01M + 1.01%) 2/15/38	86,799	84,789
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	300,000	291,869
•DBSG Mortgage Trust Series 2024-ALTA A 6.14% 6/10/37	229,000	233,179
Flexential Issuer Series 2021-1A A2 3.25% 11/27/51	414,000	392,594
LVIP American Century Balanced Fund–8

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust Series 2023-4SZN A 7.07% 11/10/39	310,000	$323,775
•MF1 Ltd. Series 2021-FL7 AS 6.58% (TSFR01M + 1.56%) 10/16/36	350,000	345,209
MIRA Trust Series 2023-MILE A 6.75% 6/10/38	314,000	330,930
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 B1 2.41% 10/20/61	500,000	449,960
•Ready Capital Mortgage Financing LLC Series 2023-FL12 A 7.19% (TSFR01M + 2.34%) 5/25/38	125,340	125,496
•Shelter Growth CRE Issuer Ltd. Series 2023-FL5 A 7.72% (TSFR01M + 2.75%) 5/19/38	141,610	141,787
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,484,444)		4,458,938
ΔSOVEREIGN BOND–0.02%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	70,681
Total Sovereign Bond (Cost $67,656)		70,681
U.S. TREASURY OBLIGATIONS–8.65%
U.S. Treasury Bonds
1.25% 5/15/50	600,000	321,094
1.88% 2/15/41	400,000	293,313
2.38% 2/15/42	700,000	545,180
2.50% 2/15/45	2,300,000	1,757,883
3.00% 5/15/42	200,000	171,938
3.00% 5/15/45	600,000	498,820
3.00% 11/15/45	500,000	414,688
3.25% 5/15/42	800,000	711,250
3.38% 8/15/42	400,000	360,984
4.00% 11/15/42	200,000	196,813
4.13% 8/15/53	400,000	398,328
4.38% 8/15/43	800,000	822,594
4.63% 2/15/40	300,000	322,242
4.63% 5/15/44	1,400,000	1,483,781
4.63% 5/15/54	300,000	325,406
4.75% 11/15/43	2,300,000	2,481,035
4.75% 11/15/53	800,000	883,656
U.S. Treasury Notes
0.63% 5/15/30	1,500,000	1,273,828
1.00% 12/15/24	200,000	198,531
3.63% 8/31/29	5,000,000	5,014,844
3.75% 8/31/31	500,000	502,656
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.88% 12/31/27	2,800,000	$2,826,688
3.88% 11/30/29	900,000	911,777
3.88% 12/31/29	500,000	506,523
4.00% 10/31/29	300,000	305,555
4.00% 2/28/30	900,000	917,262
4.13% 2/15/27	2,800,000	2,832,375
4.25% 2/28/29	1,300,000	1,336,105
4.50% 5/31/29	500,000	520,000
4.63% 6/15/27	1,100,000	1,129,691
4.63% 4/30/31	200,000	211,289
4.63% 5/31/31	200,000	211,344
4.88% 10/31/30	2,800,000	2,988,562
Total U.S. Treasury Obligations (Cost $32,772,983)		33,676,035

	Number of Shares
COMMON STOCK–61.90%
AbbVie, Inc.	16,011	3,161,852
Accenture PLC Class A	5,249	1,855,417
†Adobe, Inc.	1,203	622,889
†Advanced Micro Devices, Inc.	18,583	3,049,099
Agilent Technologies, Inc.	15,631	2,320,891
†Airbnb, Inc. Class A	3,559	451,317
Alphabet, Inc. Class A	57,384	9,517,136
†Amazon.com, Inc.	42,792	7,973,433
American Express Co.	6,013	1,630,726
Ameriprise Financial, Inc.	3,151	1,480,371
Amgen, Inc.	3,396	1,094,225
Analog Devices, Inc.	10,471	2,410,110
Apple, Inc.	72,825	16,968,225
Applied Materials, Inc.	9,800	1,980,090
†Aptiv PLC	15,528	1,118,171
ASML Holding NV	1,586	1,316,323
Ball Corp.	18,232	1,238,135
Bank of America Corp.	54,313	2,155,140
BlackRock, Inc.	1,977	1,877,181
†Block, Inc.	10,723	719,835
Bristol-Myers Squibb Co.	10,145	524,902
Broadcom, Inc.	15,095	2,603,888
†Cadence Design Systems, Inc.	7,329	1,986,379
†CarMax, Inc.	8,749	676,998
CDW Corp.	5,970	1,351,011
†Chipotle Mexican Grill, Inc.	17,371	1,000,917
Cigna Group	6,179	2,140,653
Cisco Systems, Inc.	20,707	1,102,027
Colgate-Palmolive Co.	6,564	681,409
ConocoPhillips	24,563	2,585,993
Costco Wholesale Corp.	2,200	1,950,344
†Crowdstrike Holdings, Inc. Class A	2,966	831,874
Cummins, Inc.	5,887	1,906,152
Danaher Corp.	10,940	3,041,539
LVIP American Century Balanced Fund–9

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Deckers Outdoor Corp.	4,512	$719,438
Deere & Co.	2,476	1,033,309
†Dexcom, Inc.	8,216	550,801
†Dynatrace, Inc.	7,360	393,539
Eaton Corp. PLC	6,853	2,271,358
Ecolab, Inc.	6,715	1,714,541
Eli Lilly & Co.	2,883	2,554,165
EOG Resources, Inc.	19,951	2,452,576
Equinix, Inc.	1,964	1,743,305
FedEx Corp.	3,508	960,069
Ferguson Enterprises, Inc.	5,020	996,821
Home Depot, Inc.	9,990	4,047,948
Honeywell International, Inc.	7,678	1,587,119
†IDEXX Laboratories, Inc.	1,350	682,047
Intercontinental Exchange, Inc.	7,047	1,132,030
International Business Machines Corp.	8,827	1,951,473
†Intuitive Surgical, Inc.	3,259	1,601,049
Johnson Controls International PLC	31,849	2,471,801
JPMorgan Chase & Co.	18,537	3,908,712
†Liberty Media Corp.-Liberty Formula One Class C	4,451	344,641
Linde PLC	5,603	2,671,847
LKQ Corp.	25,939	1,035,485
Lockheed Martin Corp.	1,576	921,267
Marsh & McLennan Cos., Inc.	6,526	1,455,885
Mastercard, Inc. Class A	4,125	2,036,925
Merck & Co., Inc.	17,133	1,945,623
Meta Platforms, Inc. Class A	10,495	6,007,758
MetLife, Inc.	15,634	1,289,492
Microsoft Corp.	44,685	19,227,955
Mondelez International, Inc. Class A	24,041	1,771,100
Morgan Stanley	29,480	3,072,995
Motorola Solutions, Inc.	3,998	1,797,621
NextEra Energy, Inc.	50,127	4,237,235
Novo Nordisk AS Class B	12,201	1,433,536
NVIDIA Corp.	130,776	15,881,437
Parker-Hannifin Corp.	2,952	1,865,133
PepsiCo, Inc.	15,949	2,712,127
Procter & Gamble Co.	11,608	2,010,506
Progressive Corp.	7,035	1,785,202
Prologis, Inc.	27,314	3,449,212
Prudential Financial, Inc.	9,682	1,172,490
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Regions Financial Corp.	85,157	$1,986,713
S&P Global, Inc.	5,351	2,764,434
†Saia, Inc.	849	371,234
Salesforce, Inc.	4,433	1,213,356
Schlumberger NV	53,938	2,262,699
†ServiceNow, Inc.	815	728,928
Sysco Corp.	24,272	1,894,672
Target Corp.	12,267	1,911,935
†Tesla, Inc.	8,720	2,281,414
Thermo Fisher Scientific, Inc.	3,375	2,087,674
TJX Cos., Inc.	21,087	2,478,566
Tractor Supply Co.	4,972	1,446,504
†Uber Technologies, Inc.	19,450	1,461,862
Union Pacific Corp.	8,045	1,982,932
United Parcel Service, Inc. Class B	8,292	1,130,531
United Rentals, Inc.	920	744,952
UnitedHealth Group, Inc.	8,195	4,791,453
Verizon Communications, Inc.	49,972	2,244,243
†Vertex Pharmaceuticals, Inc.	2,122	986,900
Visa, Inc. Class A	13,081	3,596,621
Walt Disney Co.	8,963	862,151
†Workday, Inc. Class A	5,470	1,336,923
Xylem, Inc.	10,668	1,440,500
†YETI Holdings, Inc.	16,434	674,287
Zoetis, Inc.	10,869	2,123,585
Total Common Stock (Cost $147,493,365)		241,027,294
EXCHANGE-TRADED FUND–0.21%
=American Century Emerging Markets Bond ETF	21,000	826,685
Total Exchange-Traded Fund (Cost $780,675)		826,685
MONEY MARKET FUND–1.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	6,134,680	6,134,680
Total Money Market Fund (Cost $6,134,680)		6,134,680

TOTAL INVESTMENTS–100.67% (Cost $296,929,435)	392,005,229
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.67%)	(2,610,635)
NET ASSETS APPLICABLE TO 45,309,435 SHARES OUTSTANDING –100.00%	$389,394,594

LVIP American Century Balanced Fund–10

LVIP American Century Balanced Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(173,925)	USD	194,219	12/20/24	$—	$(29)
GSI	EUR	(173,925)	USD	194,080	12/20/24	—	(168)
GSI	EUR	(218,763)	USD	244,950	12/20/24	625	—
JPMC	EUR	(173,925)	USD	194,204	12/20/24	—	(43)
JPMC	EUR	(109,823)	USD	123,062	12/20/24	407	—
MSC	DKK	(9,616,898)	USD	1,444,555	12/20/24	2,403	—
MSC	DKK	1,356,515	USD	(203,613)	12/20/24	—	(190)
UBS	EUR	(173,925)	USD	194,043	12/20/24	—	(204)
Total Foreign Currency Exchange Contracts						$3,435	$(634)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
24	U.S. Treasury 10 yr Notes	$2,742,750	$2,743,250	12/19/24	$—	$(500)
(3)	U.S. Treasury 10 yr Ultra Notes	(354,891)	(356,338)	12/19/24	1,447	—
60	U.S. Treasury 2 yr Notes	12,494,531	12,508,414	12/31/24	—	(13,883)
117	U.S. Treasury 5 yr Notes	12,856,289	12,847,087	12/31/24	9,202	—
9	U.S. Treasury Long Bonds	1,117,688	1,125,705	12/19/24	—	(8,017)
Total Futures Contracts					$10,649	$(22,400)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
DKK–Danish Krone
ETF–Exchange-Traded Fund
EUR–Euro
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
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LVIP American Century Balanced Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S&P–Standard & Poor’s
S.F.–Single Family
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
USSW5–5 year Swap Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
LVIP American Century Balanced Fund–12